REVERSE MERGER (Details Narrative)		1 Months Ended	9 Months Ended
	Jan. 04, 2019	Jul. 17, 2019 $ / shares	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($)	Sep. 30, 2018 $ / shares shares
Common stock, outstanding			12,701,266		7,407,254
Common stock, issued			12,701,266		7,407,254
Proceeds from issuance of stock | $			$ 2,544,700	$ 2,100,000
Common stock, par value (in dollars per shares) | $ / shares			$ 0.001		$ 0.001
Agreement And Plan Of Merger [Member] | MYnd Analytics, Inc. [Member]
Percentage of securityholders collectively own on a fully diluted basis	94.10%
Percentage of share issued with debt conversion	5.90%
Common stock, issued			1,464,000
Reverse -stock spilt		1-for-6 reverse
Common stock, par value (in dollars per shares) | $ / shares		$ 0.001
Conversion ratio		1.05
Agreement And Plan Of Merger [Member] | MYnd Analytics, Inc. [Member] | Warrant [Member]
Common stock, issued			6,269,673
Agreement And Plan Of Merger [Member] | MYnd Analytics, Inc. [Member] | Common Stock [Member]
Number of reverse stock splits shares issued			47,465,212